Accrued expenses	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	Accrued expenses
The following is a table summarizing our accrued expenses as of June 30, 2022 and December 31, 2021:

	As of
In thousands of U.S. dollars	June 30, 2022	December 31, 2021
Scorpio Holdings Limited	$1,706	$—
Accrued expenses to a related party port agent	715	417
Scorpio Ship Management S.A.M (SSM)	29	161
Scorpio Commercial Management S.A.M. (SCM)	2	—
Accrued expenses to related parties	2,452	578

Suppliers	21,543	15,193
Accrued short-term employee benefits	12,538	3,908
Accrued interest	5,796	5,156
Deferred income	915	—
Other accrued expenses	202	71
	$43,446	$24,906